UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02851
Van Kampen High Yield Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 5/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 95.4%
	Aerospace 2.1%
$6,810	Bombardier, Inc. (Canada) (a)	6.300%	05/01/14	$5,992,800
1,810	Hexcel Corp.	6.750	02/01/15	1,647,100
1,365	L-3 Communications Corp.	5.875	01/15/15	1,221,675

				8,861,575

	Broadcasting 1.1%
5,480	Univision Communications, Inc.	7.850	07/15/11	4,877,200

	Cable 5.9%
3,975	Anixter, Inc.	10.000	03/15/14	3,955,125
4,830	Charter Communications Operating LLC (a)(e)	10.875	09/15/14	4,999,050
3,665	CSC Holdings, Inc. (a)	8.500	06/15/15	3,628,350
4,415	CSC Holdings, Inc. (a)	8.625	02/15/19	4,354,294
390	DirecTV Holdings LLC	6.375	06/15/15	356,850
3,680	DirecTV Holdings LLC	7.625	05/15/16	3,578,800
550	Echostar DBS Corp.	6.625	10/01/14	500,500
655	NTL Cable PLC (United Kingdom)	8.750	04/15/14	635,350
3,135	NTL Cable PLC (United Kingdom)	9.125	08/15/16	3,040,950

				25,049,269

	Casinos & Gaming 0.7%
3,200	Scientific Games Corp.	6.250	12/15/12	2,960,000

	Chemicals 3.6%
650	Airgas, Inc. (a)	7.125	10/01/18	607,750
2,435	Ashland, Inc. (a)	9.125	06/01/17	2,477,612
3,280	Berry Plastics Holding Corp.	8.875	09/15/14	2,624,000
1,945	Innophos Holdings, Inc. (a)	9.500	04/15/12	1,624,075
2,445	Innophos, Inc.	8.875	08/15/14	2,206,612
1,730	Koppers, Inc.	9.875	10/15/13	1,688,913

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Chemicals (continued)
$3,045	Terra Capital, Inc.	7.000%	02/01/17	$2,862,300
1,570	Westlake Chemical Corp.	6.625	01/15/16	1,326,650

				15,417,912

	Consumer Products 0.7%
1,070	Hanson Ltd. (United Kingdom)	7.875	09/27/10	952,580
2,340	Oxford Industrials, Inc.	8.875	06/01/11	2,094,300

				3,046,880

	Diversified Media 1.0%
1,425	AMC Entertainment, Inc. (a)(b)	8.750	06/01/19	1,378,687
3,000	Virgin Media Finance PLC (United Kingdom)	9.500	08/15/16	2,867,220

				4,245,907

	Energy 12.3%
3,555	Atlas Energy Resources LLC (a)	10.750	02/01/18	3,181,725
4,445	Chaparral Energy, Inc.	8.500	12/01/15	2,578,100
705	Chaparral Energy, Inc.	8.875	02/01/17	409,781
1,475	Chesapeake Energy Corp.	6.375	06/15/15	1,272,187
1,650	Chesapeake Energy Corp.	6.500	08/15/17	1,373,625
830	Chesapeake Energy Corp.	7.500	09/15/13	780,200
1,125	Chesapeake Energy Corp.	9.500	02/15/15	1,116,562
960	Cimarex Energy Co.	7.125	05/01/17	837,600
2,220	Compagnie Generale de Geophysique SA (France)	7.500	05/15/15	2,042,400
2,100	Forest Oil Corp.	7.250	06/15/19	1,816,500
2,200	Forest Oil Corp.	7.750	05/01/14	2,068,000
3,855	Hilcorp Energy/Finance Corp. (a)	7.750	11/01/15	3,334,575
1,925	Key Energy Services, Inc.	8.375	12/01/14	1,703,625
4,785	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	4,115,100

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Energy (continued)
$5,040	Massey Energy Co.	6.875%	12/15/13	$4,485,600
3,155	Newfield Exploration Co.	6.625	09/01/14	2,918,375
690	Newfield Exploration Co.	7.125	05/15/18	624,450
2,635	OPTI Canada, Inc. (Canada)	8.250	12/15/14	1,831,325
800	Orion Power Holdings, Inc.	12.000	05/01/10	830,000
3,090	PetroHawk Energy Corp. (a)	10.500	08/01/14	3,182,700
3,555	Plains Exploration & Production Co.	7.625	06/01/18	3,155,063
1,285	Plains Exploration & Production Co.	7.750	06/15/15	1,204,688
3,045	Plains Exploration & Production Co.	10.000	03/01/16	3,052,613
2,820	SandRidge Energy, Inc. (Senior Unsecured Term Loan) (c)	8.625	04/01/15	2,418,150
2,260	Sonat, Inc.	7.625	07/15/11	2,234,118

				52,567,062

	Financial 3.8%
1,005	Fresenius US Finance II, Inc. (a)	9.000	07/15/15	1,045,200
3,642	GMAC LLC (a)	6.750	12/01/14	3,044,381
4,698	GMAC LLC (a)	6.875	09/15/11	4,206,838
418	Homer City Funding LLC	8.137	10/01/19	369,930
2,120	JBS USA Finance, Inc. (a)	11.625	05/01/14	2,045,800
2,180	LPL Holdings, Inc. (a)	10.750	12/15/15	1,932,025
4,360	NSG Holdings, Inc. (a)	7.750	12/15/25	3,531,600

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Financial (continued)
$100	Two-Rock Pass Through Trust (Bermuda) (a)(d)	1.896%	02/11/49	$325

				16,176,099

	Food & Drug 1.3%
1,275	Axcan Intermediate Holdings, Inc.	12.750	03/01/16	1,265,437
1,421	SUPERVALU, Inc.	7.500	05/15/12	1,428,105
1,305	SUPERVALU, Inc.	7.500	11/15/14	1,269,113
1,790	SUPERVALU, Inc.	8.000	05/01/16	1,763,150

				5,725,805

	Food & Tobacco 3.2%
2,250	Constellation Brands, Inc.	7.250	05/15/17	2,109,375
2,830	Michael Foods, Inc.	8.000	11/15/13	2,730,950
2,975	Pilgrim’s Pride Corp. (e)	7.625	05/01/15	2,558,500
2,930	Smithfield Foods, Inc.	7.000	08/01/11	2,534,450
4,485	Solo Cup Co.	8.500	02/15/14	3,610,425

				13,543,700

	Forest Products 5.0%
1,065	Crown Americas LLC	7.625	11/15/13	1,043,700
5,080	Georgia-Pacific Corp. (a)	7.125	01/15/17	4,800,600
2,260	Georgia-Pacific LLC (a)	8.250	05/01/16	2,237,400
2,760	Graham Packaging Co., Inc.	9.875	10/15/14	2,470,200
3,255	Graphic Packaging International, Inc.	9.500	08/15/13	3,059,700
2,000	Owens-Brockway Glass Container, Inc. (a)	7.375	05/15/16	1,945,000
2,015	Owens-Brockway Glass Container, Inc.	8.250	05/15/13	2,025,075
1,085	P.H. Glatfelter Co.	7.125	05/01/16	998,200
3,035	Verso Paper, Inc. (a)(b)	11.500	07/01/14	2,791,229

				21,371,104

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Gaming & Leisure 5.8%
$3,100	Ameristar Casinos, Inc. (a)	9.250%	06/01/14	$3,146,500
5,754	CCM Merger Corp. (Senior Secured Term Loan)	8.500	07/13/12	4,408,652
4,000	Harrahs Escrow Corp. (a)(b)	11.250	06/01/17	3,900,000
2,685	Host Marriott LP, Ser J	7.125	11/01/13	2,510,475
3,040	Las Vegas Sands Corp.	6.375	02/15/15	2,264,800
5,000	MGM Mirage, Inc. (a)	11.125	11/15/17	5,262,500
2,875	MGM Mirage, Inc. (a)	13.000	11/15/13	3,155,312

				24,648,239

	Health Care 11.5%
3,285	Apria Healthcare Group, Inc. (a)	11.250	11/01/14	3,211,087
6,330	Biomet, Inc.	11.625	10/15/17	6,266,700
2,155	Community Health Systems, Inc.	8.875	07/15/15	2,141,531
7,055	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	7,072,638
2,545	HCA, Inc.	5.750	03/15/14	1,985,100
3,480	HCA, Inc.	6.250	02/15/13	2,958,000
1,171	HCA, Inc.	9.125	11/15/14	1,153,435
1,600	HCA, Inc. (a)	9.875	02/15/17	1,608,000
2,960	Healthsouth Corp.	10.750	06/15/16	3,034,000
680	Invacare Corp.	9.750	02/15/15	697,000
4,015	Omnicare, Inc.	6.750	12/15/13	3,663,688
750	Omnicare, Inc.	6.875	12/15/15	678,750
3,551	Select Medical Corp.	7.625	02/01/15	2,823,045
5,985	Select Medical Corp. (d)	7.654	09/15/15	4,069,800
3,065	Sun Healthcare Group, Inc.	9.125	04/15/15	3,038,181
2,205	Tenet Healthcare Corp.	7.375	02/01/13	2,133,338
2,699	Warner Chilcott Corp.	8.750	02/01/15	2,712,495

				49,246,788

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Housing 1.4%
$1,435	Interface, Inc.	10.375%	02/01/10	$1,506,893
3,365	Interface, Inc., Ser B	9.500	02/01/14	2,582,638
5,130	Nortek, Inc.	8.500	09/01/14	1,385,100
445	Pulte Homes, Inc.	6.375	05/15/33	280,350

				5,754,981

	Information Technology 3.5%
3,230	First Data Corp. (a)	11.250	03/31/16	1,760,350
2,165	Flextronics International Ltd. (Singapore)	6.500	05/15/13	2,056,750
525	Iron Mountain, Inc.	6.625	01/01/16	488,250
2,050	Iron Mountain, Inc.	7.750	01/15/15	1,988,500
2,885	Iron Mountain, Inc.	8.625	04/01/13	2,899,425
3,540	Sungard Data Systems, Inc.	9.125	08/15/13	3,424,950
785	Sungard Data Systems, Inc. (a)	10.625	05/15/15	763,412
2,275	Vangent, Inc.	9.625	02/15/15	1,746,063

				15,127,700

	Manufacturing 1.7%
1,295	Baldor Electric Co.	8.625	02/15/17	1,184,925
3,463	JohnsonDiversey, Inc., Ser B	9.625	05/15/12	3,393,740
3,055	RBS Global, Inc. & Rexnord Corp.	9.500	08/01/14	2,566,200

				7,144,865

	Metals 3.3%
2,620	ArcelorMittal (Luxembourg)	6.125	06/01/18	2,229,463
2,215	ArcelorMittal (Luxembourg)	9.850	06/01/19	2,278,382
1,340	Foundation PA Coal Co.	7.250	08/01/14	1,319,900
4,565	Novelis, Inc. (Canada)	7.250	02/15/15	3,024,313
5,000	Teck Resources Ltd. (Canada) (a)	10.750	05/15/19	5,151,585

				14,003,643

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines 0.1%
$375	El Paso Corp.	12.000%	12/12/13	$414,375

	Retail 3.0%
8,025	Bon-Ton Department Stores, Inc.	10.250	03/15/14	3,892,125
3,350	Brown Shoe Co., Inc.	8.750	05/01/12	2,872,625
3,615	Phillips-Van Heusen Corp.	7.250	02/15/11	3,596,925
3,730	Rite Aid Corp.	8.625	03/01/15	2,536,400

				12,898,075

	Services 1.9%
370	Aramark Services, Inc.	8.500	02/01/15	354,738
3,595	Expedia, Inc. (a)	8.500	07/01/16	3,433,225
2,485	Ticketmaster Entertainment, Inc. (a)	10.750	07/28/16	2,000,425
2,425	United Rentals North America, Inc.	6.500	02/15/12	2,279,500

				8,067,888

	Telecommunications 7.4%
960	Crown Castle International Corp.	9.000	01/15/15	974,400
3,265	DISH DBS Corp.	7.000	10/01/13	3,101,750
(EUR) 4,000	Exodus Communications, Inc. (e)(f)	11.375	07/15/08	0
5,495	Frontier Communications Corp.	9.000	08/15/31	4,663,881
8,670	Intelsat Corp. (a)	9.250	06/15/16	8,366,550
605	Qwest Capital Funding, Inc.	7.000	08/03/09	606,512
4,640	Qwest Capital Funding, Inc.	7.250	02/15/11	4,524,000
4,080	Sprint Capital Corp.	6.900	05/01/19	3,325,200

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Telecommunications (continued)
$3,340	Wind Acquisition Finance SA (Luxembourg) (a)	10.750%	12/01/15	$3,523,700
1,410	Windstream Corp.	8.125	08/01/13	1,394,138
1,760	XM Satellite Radio Holdings, Inc. (a)	13.000	08/01/13	1,276,000

				31,756,131

	Transportation 1.8%
2,585	ArvinMeritor, Inc.	8.750	03/01/12	1,253,725
7,105	Ford Motor Credit Co.	7.250	10/25/11	6,134,585
2,720	General Motors Corp. (e)	8.375	07/15/33	258,400

				7,646,710

	Utility 10.3%
925	AES Corp.	7.750	03/01/14	885,687
3,750	AES Corp.	8.000	06/01/20	3,318,750
2,498	AES Corp. (a)	8.750	05/15/13	2,554,205
5,175	Calpine Corp. (Senior Secured Term Loan)	5.685	03/29/14	4,482,844
2,750	Edison Mission Energy	7.000	05/15/17	2,007,500
2,295	Edison Mission Energy	7.750	06/15/16	1,790,100
1,157	El Paso Corp.	6.875	06/15/14	1,101,537
1,300	El Paso Corp.	7.000	06/15/17	1,224,133
4,070	Intergen NV (Netherlands) (a)	9.000	06/30/17	3,907,200
1,355	IPALCO Enterprises, Inc.	8.625	11/14/11	1,368,550
274	Midwest Generation LLC, Ser A	8.300	07/02/09	272,454
1,649	Midwest Generation LLC, Ser B	8.560	01/02/16	1,599,269
6,430	Mirant Americas Generation LLC	8.500	10/01/21	5,369,050
500	NRG Energy, Inc.	7.375	02/01/16	471,875
3,000	NRG Energy, Inc.	7.375	01/15/17	2,827,500
6,132	Ormat Funding Corp.	8.250	12/30/20	4,721,710
2,945	RRI Energy, Inc.	7.875	06/15/17	2,488,525
2,350	Texas Competitive Electric Holdings Co., LLC, Ser A	10.250	11/01/15	1,404,125
3,305	Texas Competitive Electric Holdings Co., LLC, Ser B	10.250	11/01/15	1,974,738

				43,769,752

	Wireless Communications 3.0%
3,090	American Tower Corp.	7.125	10/15/12	3,128,625
3,085	American Tower Corp.	7.500	05/01/12	3,158,269

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless Communications (continued)
$5,080	Nextel Communications, Inc., Ser E	6.875%	10/31/13	$4,254,500
3,600	Sirius XM Radio, Inc.	9.625	08/01/13	2,349,000

				12,890,394

	Total Corporate Bonds 95.4%			407,212,054

Description
Equities 0.2%
DecisionOne Corp. (19,895 Common Shares) (f)(g)	0
HF Holdings, Inc. (36,820 Common Stock Warrants, expiring 09/27/09) (f)(g)	0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (f)(g)	0
Jazztel PLC (5,000 Common Stock Warrants, expiring 07/15/10) (United Kingdom) (a)(f)	0
OpTel, Inc. (3,275 Common Shares) (a)(f)(g)	0
Preferred Blocker, Inc. (2,046 Preferred Shares) (a)	860,215
Ventelo, Inc. (73,021 Common Shares) (United Kingdom) (a)(f)	0
VS Holdings, Inc. (946,962 Common Shares) (f)(g)	0

Total Equities 0.2%	860,215

Total Long-Term Investments 95.6%
(Cost $449,845,673)	408,072,269

Repurchase Agreements 4.2%
JPMorgan Chase & Co. ($17,192,598 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $17,192,855)	17,192,598
State Street Bank & Trust Co. ($830,402 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $830,403)	830,402

Total Repurchase Agreements 4.2%
(Cost $18,023,000)	18,023,000

Total Investments 99.8%
(Cost $467,868,673)	426,095,269

Foreign Currency 0.0%
(Cost $72)	73

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Description	Value
Other Assets in Excess of Liabilities 0.2%	$764,269

Net Assets 100.0%	$426,859,611

Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Security purchased on a when-issued or delayed delivery basis.

(c)	Payment-in-kind security.

(d)	Floating Rate Coupon

(e)	Non-income producing as security is in default.

(f)	Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(g)	Security has been deemed illiquid.
Currency Abbreviations:
EUR — Euro
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Van Kampen High Yield Fund
Portfolio of Investment ■ May 31, 2009 (Unaudited) continued

Assets
Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	426,095,269
Level 3 – Significant Unobservable Inputs	0

Total	$426,095,269

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 8/31/08	$120,873
Accrued Discounts/Premiums	3,797,024
Realized Gain/Loss	(16,909,986)
Change in Unrealized Appreciation/Depreciation	13,106,491
Net Purchases/Sales	(114,402)
Net Transfers in and/or out of Level 3	-0-

Balance as of 5/31/09	$-0-
Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 5/31/09	$-0-
Fixed income investments and preferred stocks are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price or the latest bid price (in the case of a foreign securities exchange) as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Swaps are valued using market quotations obtained from brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen High Yield Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	July 21, 2009